Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Data
Year Ended December 31, 2014

	Three-Month Period Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Total revenues	$1,715.6	$1,837.3	$2,084.0	$2,082.7
Gross profit	737.8	808.8	1,012.4	969.0
Net earnings	116.6	126.6	499.4	190.5
Net earnings attributable to Mylan Inc. common shareholders	115.9	125.2	499.1	189.2
Earnings per share(1):
Basic	$0.31	$0.34	$1.33	$0.51
Diluted	$0.29	$0.32	$1.26	$0.47
Share prices(2):
High	$57.20	$52.10	$52.34	$58.62
Low	$42.26	$45.72	$44.97	$45.27

Year Ended December 31, 2013

	Three-Month Period Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Total revenues	$1,631.5	$1,701.7	$1,767.4	$1,808.5
Gross profit	693.5	742.4	808.5	795.9
Net earnings	107.5	178.7	159.4	180.9
Net earnings attributable to Mylan Inc. common shareholders	106.9	177.7	158.9	180.2
Earnings per share(1):
Basic	$0.27	$0.47	$0.42	$0.48
Diluted	$0.27	$0.46	$0.40	$0.45
Share prices(2):
High	$31.01	$31.87	$38.95	$44.50
Low	$27.54	$27.96	$30.37	$37.87
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(1)	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.

(2)	Closing prices are as reported on the NASDAQ Stock Market.